As filed with the Securities and Exchange Commission on March 27, 2008

File Nos. 333-56018 and 811-10303

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 W. 61st Place
Shawnee Mission, KS 66205
 (Address of Principal Executive Offices) (Zip Code)

(913) 384-1513
(Registrant’s Telephone Number, Including Area Code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and Address of Agent for Service)

EXPLANATORY NOTE:

This 485A submission is being made solely to obtain series and class identifiers for the following five new series of the Registrant: Buffalo Balanced Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Small Cap Fund and Buffalo USA Global Fund (the “Funds”).  The series and class identifiers are being requested solely to facilitate the filing of a registration statement on Form N-14 in which the Funds will be the acquiring funds, to be filed promptly following this 485A submission.